NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table reconciles the weighted-average shares outstanding for basic and diluted net loss per share for the three and six months ended June 30, 2015 and 2014:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Basic:
Net loss	$(1,487,378)	$(289,401)	$(2,653,288)	$(673,073)
Weighted average shares used in computing basic loss per share	9,719,858	5,101,770	9,703,568	5,101,770
Net loss per share – Basic	$(0.15)	$(0.06)	$(0.27)	$(0.13)
Diluted:
Net loss	$(1,487,378)	$(289,401)	$(2,653,288)	$(673,073)
Weighted average shares used in computing diluted loss per share	9,719,858	5,101,770	9,703,568	5,101,770
Net loss per share – Diluted	$(0.15)	$(0.06)	$(0.27)	$(0.13)

The following table reconciles the weighted-average shares outstanding for basic and diluted net loss per share for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Basic:
Net loss	$(4,509,250)	$(177,996)
Weighted-average shares used in computing basic loss per share	7,084,630	5,101,770
Net loss per share – Basic	$(0.64)	$(0.03)
Diluted:
Net loss	$(4,509,250)	$(177,996)
Weighted-average shares used in computing diluted loss per share	7,084,630	5,101,770
Net loss per share – Diluted	$(0.64)	$(0.03)